UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                               Washington DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2009
Check here if Amendment [ ]; Amendment Number:
      This Amendment: [ ] is a restatement.
                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       JS Asset Management, LLC
Address:    One Tower Bridge
            100 Front St, Suite 501
            West Conshohocken, PA 19428

Form 13F File Number: 28-12350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:       Brian McCafferty
Title:      Head Trader
Phone:      610-234-2209

Signature                     City      State              and Date of Signing:

Brian McCafferty              West Conshohocken PA              08/13/2009
----------------              --------------------              ----------
Signature                     City      State                      Date

Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1
                                        --------
Form 13F Information Table Entry Total:
                                        --------
Form 13F Information Table Value Total: $ 65,805
                                        --------

List of Other Included Managers: Russell Investment Group File# 28-01190

                                       TITLE OF                                    INVESTMETN DISCRETION OTHER   VOTING AUTHORITY
ISSUER NAME                              CLASS       CUSIP        MKT VAL   SHARES  SOLE(A)      SHARED  MNGRS   SOLE  SHARED NONE
AU Optronics Corp. ADR                Common Stock     002255107     136,488    14,100    Sole       0      0      14,100        0
Aegean Marine Petroleum Network Inc   Common Stock     Y0017S102      37,750     2,500    Sole       0      0       2,500        0
Alcatel ADR                           Common Stock     013904305   2,270,876   915,676    Sole       0      0     915,676        0
Allegheny Energy                      Common Stock     017361106     800,280    31,200    Sole       0      0      31,200        0
Alliance Semiconductor Inc.           Common Stock     01877h100      28,926    90,395    Sole       0      0      90,395        0
Arrow Electronics Inc.                Common Stock     042735100   1,259,532    59,300    Sole       0      0      59,300        0
Avnet Inc.                            Common Stock     053807103   1,293,345    61,500    Sole       0      0      61,500        0
Bank of America Corp.                 Common Stock     060505104   4,175,371   316,316    Sole       0      0     316,316        0
CIT Group                             Common Stock     125581108      36,550    17,000    Sole       0      0      17,000        0
Capital One Financial Corp            Common Stock     14040H105   3,855,256   176,200    Sole       0      0     176,200        0
Cavalier Homes Inc                    Common Stock     149507105      23,478     8,600    Sole       0      0       8,600        0
Centex Corp                           Common Stock     152312104   2,024,478   239,300    Sole       0      0     239,300        0
Champion Enterprises Inc              Common Stock     158496109       4,480    14,000    Sole       0      0      14,000        0
Chesapeake Energy Corp.               Common Stock     165167107   3,515,859   177,300    Sole       0      0     177,300        0
Chimera Investment Corp               Common Stock     16934Q109     110,982    31,800    Sole       0      0      31,800        0
Cooper Tire & Rubber Co.              Common Stock     216831107     135,904    13,700    Sole       0      0      13,700        0
DR Horton Inc                         Common Stock     23331a109     778,752    83,200    Sole       0      0      83,200        0
Dell Inc.                             Common Stock     24702r101   2,188,562   159,400    Sole       0      0     159,400        0
Forest Oil Corp                       Common Stock     346091705     283,480    19,000    Sole       0      0      19,000        0
Genworth Financial Inc.               Common Stock     37247d106   3,973,046   568,390    Sole       0      0     568,390        0
Genworth MI Canada                    Common Stock     37252B201      81,700     5,000    Sole       0      0       5,000        0
Hartford Financial Services Group     Common Stock     416515104   2,639,888   222,400    Sole       0      0     222,400        0
Hudson Highland Group Inc.            Common Stock     443792106     205,604   104,900    Sole       0      0     104,900        0
IShares DJ Home Contruction           Common Stock     464288752     194,436    19,800    Sole       0      0      19,800        0
JC Penney Company Inc.                Common Stock     708160106   1,372,338    47,800    Sole       0      0      47,800        0
JP Morgan Chase and Co.               Common Stock     46625h100   1,814,652    53,200    Sole       0      0      53,200        0
KeyCorp                               Common Stock     493267108     115,280    22,000    Sole       0      0      22,000        0
Lam Research Corp                     Common Stock     512807108   2,306,200    88,700    Sole       0      0      88,700        0
Libbey Inc.                           Common Stock     529898108     105,609    74,900    Sole       0      0      74,900        0
Lincoln National Corp                 Common Stock     534187109   3,226,875   187,500    Sole       0      0     187,500        0
Liz Claiborne Inc.                    Common Stock     539320101       8,640     3,000    Sole       0      0       3,000        0
Magna International Inc               Common Stock     559222401   2,766,720    65,500    Sole       0      0      65,500        0
Metlife Inc.                          Common Stock     59156r108     984,328    32,800    Sole       0      0      32,800        0
Mirant Corp                           Common Stock     60467R100   1,413,830    89,824    Sole       0      0      89,824        0
Morgan Stanley                        Common Stock     617446448     410,544    14,400    Sole       0      0      14,400        0
Motorola Inc                          Common Stock     620076109   2,575,092   388,400    Sole       0      0     388,400        0
Nabors Industries Ltd                 Common Stock     G6359F103   1,529,956    98,200    Sole       0      0      98,200        0
National Financial Partners Corp      Common Stock     63607P208      70,272     9,600    Sole       0      0       9,600        0
Navistar International                Common Stock     63934e108   3,328,598    76,344    Sole       0      0      76,344        0
Novellus Systems Inc                  Common Stock     670008101     245,490    14,700    Sole       0      0      14,700        0
Office Depot Inc                      Common Stock     676220106     296,400    65,000    Sole       0      0      65,000        0
Omnicare Inc                          Common Stock     681904108      61,824     2,400    Sole       0      0       2,400        0
Oriental Financial Group Inc          Common Stock     68618W100     320,100    33,000    Sole       0      0      33,000        0
Peabody Energy Corp                   Common Stock     704549104     138,736     4,600    Sole       0      0       4,600        0
Pilgrim's Pride Corp                  Common Stock     721467108      48,902     9,800    Sole       0      0       9,800        0
Protective Life Corp                  Common Stock     743674103     172,744    15,100    Sole       0      0      15,100        0
Pulte Homes                           Common Stock     745867101   1,803,969   204,300    Sole       0      0     204,300        0
RRI Energy Inc                        Common Stock     74971X107   3,768,667   752,229    Sole       0      0     752,229        0
Ryland Group Inc.                     Common Stock     783764103   1,104,484    65,900    Sole       0      0      65,900        0
Sprint Nextel Corp.                   Common Stock     852061100   2,279,459   473,900    Sole       0      0     473,900        0
Torchmark Corp                        Common Stock     891027104     659,312    17,800    Sole       0      0      17,800        0
Tyson Foods Inc.                      Common Stock     902494103     808,301    64,100    Sole       0      0      64,100        0
Wells Fargo & Co.                     Common Stock     949746101     407,544    16,799    Sole       0      0      16,799        0
XTO Energy Inc                        Common Stock     98385X106     518,704    13,600    Sole       0      0      13,600        0
iShares Russell 1000 Value Index Fd.  Common Stock     464287598     375,961     7,900    Sole       0      0       7,900        0
Citigroup Pfd 8.125%                  Preferred Stock  172967572     438,980    23,500    Sole       0      0      23,500        0